Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Notional Amounts of Outstanding Derivative Instruments

As at December 31, 2014, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	211	294
Currency options	—	—
Currency collars	221	331

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	136

Fair Value of Derivative Instruments

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2014 and December 31, 2013 is presented in the table below:

	As at December 31, 2014		As at December 31, 2013
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	—	Other current assets	26
Currency collars	Other current assets	—	Other current assets	10
Currency options	Other current assets	—	Other current assets	5

Total derivatives designated as a hedge		—		41

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	1	Other current assets	2

Total derivatives not designated as a hedge:		1		2

Total Derivatives		1		43

	As at December 31, 2014		As at December 31, 2013
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(43)	Other payables and accrued liabilities	(1)
Currency collars	Other payables and accrued liabilities	(28)	Other payables and accrued liabilities	(2)

Total derivatives designated as a hedge		(71)		(3)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(2)	Other payables and accrued liabilities	(1)

Total derivatives not designated as a hedge:		(2)		(1)

Total Derivatives		(73)		(4)

Effect on Consolidated Statements of Income of Derivative Instruments

The effect on the consolidated statements of income for the year ended December 31, 2014 and December 31, 2013 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2014 and December 31, 2013 of derivative instruments designated as cash flow hedge is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2014	December 31, 2013		December 31, 2014	December 31, 2013
Foreign exchange forward contracts	(30)	14	Cost of sales	2	13
Foreign exchange forward contracts	(5)	2	Selling, general and administrative	0	2
Foreign exchange forward contracts	(10)	10	Research and development	3	13
Currency options	—	1	Cost of sales	(1)	—
Currency options	—	1	Research and development	—	—
Currency collars	(20)	6	Cost of sales	(2)	3
Currency collars	(4)	1	Selling, general and administrative	(1)	1
Currency collars	(7)	3	Research and development	(3)	1

Total	(76)	38		(2)	33

Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge

The effect on the consolidated statements of income for the year ended December 31, 2014 and December 31, 2013 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2014	December 31, 2013
Foreign exchange forward contracts	Other income and expenses, net	10	10
Total		10	10

Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2014:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	December 31, 2014
Marketable securities – U.S. Treasury Bonds	334	334	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	(71)	—	(71)	—
Derivative instruments not designated as a hedge	(1)	—	(1)	—

Total	281	353	(72)	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2013:

		Fair Value Measurements using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	December 31, 2013
Euro-denominated Senior debt Floating Rate Notes issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by financial institutions	30	30	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	38	—	38	—
Derivative instruments not designated as a hedge	1	—	1	—

Total	115	76	39	—

Schedule of Assets (Liabilities) Measured at Fair Value on Non-Recurring Basis Using Significant Unobservable Inputs (Level 3)

For assets (liabilities) measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2014 and December 31, 2014 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2014	16
Sale of Veredus asset group	(16)
Veredus cost-method investment	3
Other-then-temporary impairment on Veredus cost-method investment	(3)

December 31, 2014	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(3)

For assets (liabilities) measured at fair value on a non-recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2013 and December 31, 2013 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2013	—
Assets held for sale Sale of assets	11 (5)
Deconsolidation of assets	(6)
Veredus asset group	16

December 31, 2013	16

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2014 and 2013:

		2014		2013
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents(1)	1	1,271	1,271	1,623	1,623
Long-term debt				1,153	1,153
- Bank loans (including current portion)	2	917	917	1,153	1,153
- Senior unsecured convertible bonds(2)	1	888	967	—	—

(1)	Cash equivalents primarily correspond to deposits at call with banks.
(2)

The carrying amount of the senior unsecured convertible bonds as reported above corresponds to the liability component only, since, at initial recognition, an amount of $121 million was recorded directly in shareholders’ equity as the value of the equity instrument embedded in the issued convertible bonds.